CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities:
Net income (loss)	[1]	¥ 1,197,992	¥ 34,028	¥ (101,471)
Less: Net income attributable to noncontrolling interests		285,519	48,037	3,251
Net income (loss)		912,473	(14,009)	(104,722)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization		222,714	238,997	228,397
Provision (credit) for credit losses		47,135	93,753	214,408
Investment losses (gains)—net		(1,003,842)	(140,768)	75,340
Equity in losses (earnings) of equity method investees—net	[2]	(19,791)	26,999	(34,587)
Foreign exchange losses (gains)—net		737,268	439,767	517,989
Deferred income tax expense (benefit)		165,355	(143,842)	(255,365)
Net change in trading account assets		(5,783,698)	(4,031,782)	2,386,304
Net change in trading account liabilities		270,707	4,235,704	3,634,056
Net change in loans held for sale		125,402	(72,356)	(126,804)
Net change in accrued income		(148,029)	(179,772)	4,680
Net change in accrued expenses		138,098	259,428	2,783
Other—net		875,705	294,794	(1,044,392)
Net cash provided by (used in) operating activities		(3,460,502)	1,006,913	5,498,087
Cash flows from investing activities:
Proceeds from sales of Available-for-sale securities		28,361,232	35,864,487	36,330,397
Proceeds from sales of Equity securities	[3]	2,834,790	930,586	2,526,075
Proceeds from maturities of Available-for-sale securities		39,223,805	39,537,476	39,008,678
Proceeds from maturities of Held-to-maturity securities		450,249	227,711	178,955
Purchases of Available-for-sale securities		(60,811,386)	(68,223,956)	(80,478,884)
Purchases of Held-to-maturity securities		(2,154,616)	(677,508)	(714,794)
Purchases of Equity securities	[3]	(3,406,497)	(914,215)	(2,208,196)
Proceeds from sales of loans		681,116	492,933	2,046,573
Net change in loans		(909,874)	(2,615,468)	(1,397,302)
Net change in call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		(7,739,449)	1,790,227	(147,806)
Proceeds from sales of premises and equipment		13,594	9,813	18,720
Purchases of premises and equipment		(256,475)	(185,583)	(136,238)
Proceeds from sales of investments in subsidiaries (affecting the scope of consolidation)		89,522	2,872	50,699
Purchases of investments in subsidiaries (affecting the scope of consolidation)		(55,469)	(48,887)	(93,005)
Net cash provided by (used in) investing activities		(3,679,457)	6,190,488	(5,016,128)
Cash flows from financing activities:
Net change in deposits		2,466,532	5,834,904	3,589,567
Net change in call money and funds purchased, and payables under repurchase agreements and securities lending transactions		9,633,825	4,444,768	9,268
Net change in due to trust accounts		(503,770)	359,135	9,454
Net change in other short-term borrowings		14,167	(4,338,379)	(1,711,421)
Proceeds from issuance of long-term debt		3,061,735	4,701,954	3,004,293
Repayment of long-term debt		(2,956,548)	(2,985,756)	(2,715,054)
Proceeds from noncontrolling interests		62,780	36,924	101,755
Payments to noncontrolling interests		(67,169)	(58,811)	(80,493)
Proceeds from sales of treasury stock		2,768	1,615	874
Purchases of treasury stock		(3,384)	(2,314)	(1,927)
Dividends paid		(234,787)	(209,457)	(196,783)
Dividends paid to noncontrolling interests		(18,549)	(21,732)	(18,095)
Net cash provided by financing activities		11,457,601	7,762,851	1,991,438
Effect of exchange rate changes on cash and cash equivalents		1,803,107	857,754	966,796
Net increase in cash and cash equivalents		6,120,748	15,818,006	3,440,193
Cash and cash equivalents at beginning of fiscal year		67,992,295	52,174,289	48,734,096
Cash and cash equivalents at end of fiscal year		74,113,043	67,992,295	52,174,289
Supplemental disclosure of cash flow information:
Interest paid		4,758,832	2,030,281	274,530
Income taxes paid		287,693	133,370	164,408
Noncash investing activities:
Transfer of loans into loans held for sale		¥ 2,227	¥ 2,089	¥ 15,916

[1]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 16 “Accumulated other comprehensive income (loss), net of tax.”
[2]	These amounts are revenues from contracts that do not meet the scope of ASC 606.
[3]	Proceeds from sales of Equity securities as well as Purchases of Equity securities include cash activity related to Other investments, the amounts of which are not significant.